Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (418,123)	$ (270,908)	$ 108,418	$ 135,847	$ (138,532)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of plant and equipment	19,300	5,856	31,173	100,533	166,709
Amortization of right-of-use assets	7,060	56,902	198,535	203,411	175,830
Loss on disposal of plant and equipment				114,013
Provision of expected credit loss allowance		634	625	10,777	6,717
Interest expense			46,179
Waiver of related party balance			(88,151)
Directors’ remuneration				240,000	200,000
Legal and professional fee			27,320
Provision for income taxes				208,141
Changes in operating assets and liabilities:
Accounts receivable	(309,485)	12,870	1,166	129,922	56,183
Inventories	31,479	(17,323)	(80,665)	(7,219)	1,352
Loan to A SPAC I		(140,000)
Deposit, prepayment and other receivables, net	138,580	(8,701)
Deposit and other receivables, net			(448,266)	(15,197)	10,987
Accounts payable			71,362	58,752	(60,989)
Accrued liabilities and other payable	11,741	56,234	(51,167)	190,689	79,853
Legal fee payable	(2,007,444)	60
Contract liabilities	463	(1,250,900)	(1,352,231)	548,010	812,158
Operating lease liabilities	(89,702)	(89,702)	(230,433)	(175,132)	(148,677)
Finance lease liabilities				(19,476)	(19,476)
Taxes payable		87,234		(12,170)	290,887
Net cash provided by/(used in) operating activities	(2,616,131)	(1,557,744)	(1,766,135)	1,710,901	1,433,002
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(50,337)	(52,386)	(69,848)	(94,452)	(16,575)
Purchase of intangible assets	(16,381)
Net cash used in investing activities	(66,718)	(52,386)	(69,848)	(94,452)	(16,575)
CASH FLOWS FROM FINANCING ACTIVITIES
Amount due from A SPAC I			(140,000)
Finance lease	(9,317)	(14,019)	(9,317)	(19,476)	(17,221)
Other borrowings, net				128,204	512,821
Issuance of shares			192,308
Interest paid			(24,704)
Amount with related parties	(125,394)	1,353,426	1,863,206	(1,742,509)	(2,039,969)
Subscription receivables		192,308
Convertible promissory note	2,920,238
Net cash (used in)/provided by financing activities	2,785,527	1,531,715	1,881,493	(1,633,781)	(1,544,369)
Net (decrease)/increase in cash and cash equivalents	102,678	(78,415)	45,510	(17,332)	(127,942)
Effect of foreign currency translation on cash and cash equivalents	12,879	87,973	(18,962)	16,124	50,514
Cash and cash equivalents, beginning of period	54,104	27,556	27,556	28,764	106,192
Cash and cash equivalents, end of period	169,661	37,114	54,104	27,556	28,764
Supplementary cash flow information:
Taxes paid				(12,170)	(3,829)
Interest paid	(357,551)	(20,922)	$ (24,704)	$ (55,469)	$ (65,582)
Listing fee paid		$ 976,166